Investments in Securities (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Investments in Securities

Investments in securities	$ million
	Dec 31, 2017	Dec 31, 2016
Equity securities	5,976	4,784
Debt securities	1,246	1,168
Total	7,222	5,952
At fair value
Measured by reference to prices in active markets for identical assets	5,776	4,408
Measured using predominantly unobservable inputs	1,268	1,233
Total	7,044	5,641
At cost	178	311
Total	7,222	5,952

Schedule of Investments in Securities Using Predominantly Unobservable Inputs

Investments in securities measured using predominantly unobservable inputs [A]	$ million
	2017	2016
At January 1	1,233	1,625
Losses recognised in other comprehensive income/(loss)	(108)	(333)
Other movements	143	(59)
At December 31	1,268	1,233

[A] Based on expected dividend flows, adjusted for country and other risks as appropriate and discounted to their present value. All are equity securities, mainly comprising Shell’s interest in Tiga. If the oil price assumption used in its valuation were to be decreased by $10 per barrel with no change in other measurement inputs, its carrying amount at December 31, 2017, would decrease by $99 million (2016: $110 million).